Employee Retirement Plans and Postretirement Benefits Defined Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contribution during the period	$ 17.6	$ 19.0	$ 20.5
U.K. and Canadian Defined Contribution Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contributions by employer, low end of the range (as a percent)	3.00%
Defined contribution plan, contributions by employer, high end of the range (as a percent)	8.50%
U.S. defined contribution plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, contributions by employer, low end of the range (as a percent)	5.00%
Defined contribution plan, contributions by employer, high end of the range (as a percent)	9.00%